Leases (Details) - Schedule of right-of-use assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Leases (Details) - Schedule of right-of-use assets, net [Line Items]
Beginning balance	$ 8,772	$ 168
Additions during the year:
Initial consolidation of subsidiaries		5,038
New leases	954	5,542
Adjustments arising from indexation	379
Terminated leases		(2,211)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(1,080)	235
Ending balance	9,025	8,772
Accumulated depreciation [Member]
Leases (Details) - Schedule of right-of-use assets, net [Line Items]
Beginning balance	537	84
Additions during the year:
Depreciation in the year	2,140	569
Terminated leases		(136)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(159)	20
Ending balance	2,518	537
Depreciated cost as of December 31, 2022	6,507	8,235
Office lease [Member] | Cost [Member]
Leases (Details) - Schedule of right-of-use assets, net [Line Items]
Beginning balance	7,510	168
Additions during the year:
Initial consolidation of subsidiaries		3,790
New leases	243	5,542
Adjustments arising from indexation	379
Terminated leases		(2,211)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(901)	221
Ending balance	7,231	7,510
Office lease [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of right-of-use assets, net [Line Items]
Beginning balance	168	84
Additions during the year:
Depreciation in the year	1,445	214
Terminated leases		(136)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(85)	6
Ending balance	1,528	168
Depreciated cost as of December 31, 2022	5,703	7,342
Motor Vehicles [Member] | Cost [Member]
Leases (Details) - Schedule of right-of-use assets, net [Line Items]
Beginning balance	1,262
Additions during the year:
Initial consolidation of subsidiaries		1,248
New leases	711
Adjustments arising from indexation
Terminated leases
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(179)	14
Ending balance	1,794	1,262
Motor Vehicles [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of right-of-use assets, net [Line Items]
Beginning balance	369
Additions during the year:
Depreciation in the year	695	355
Terminated leases
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(74)	14
Ending balance	990	369
Depreciated cost as of December 31, 2022	$ 804	$ 893